Segment Reporting - Schedule of Segment Information Provided to the Group CEO (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2026		Feb. 28, 2025		Feb. 29, 2024
Schedule of Segment Information Provided to the Group CEO [Line Items]
Subscription revenue	R 4,843,748		R 4,068,177		R 3,535,805
Other revenue	108,173	[1]	89,618	[1]	90,879
Delivery service	527,199		407,565		304,040
Segment revenue	5,479,120		4,567,459		4,205,511
Segment operating profit/ (loss)	1,414,712		1,312,333		1,042,502
Depreciation and amortization	870,700		662,559		648,142
Capital expenditure	1,219,634		1,081,308		927,568
February 28, 2025
Vehicle sales			2,099		274,787
Cartrack [Member]
Schedule of Segment Information Provided to the Group CEO [Line Items]
Subscription revenue	4,830,669		4,055,394		3,522,816
Other revenue	108,173	[1]	89,618	[1]	90,879
Delivery service
Segment revenue	4,938,842		4,147,111		3,613,695
Segment operating profit/ (loss)	1,369,879		1,272,980		1,069,313
Depreciation and amortization	868,059		659,140		640,419
Capital expenditure	1,217,915		1,079,715		923,579
February 28, 2025
Vehicle sales			2,099
Carzuka [Member]
Schedule of Segment Information Provided to the Group CEO [Line Items]
Subscription revenue
Other revenue		[1]		[1]
Delivery service
Segment revenue					274,787
Segment operating profit/ (loss)					(52,907)
Depreciation and amortization					5,386
Capital expenditure					317
February 28, 2025
Vehicle sales					274,787
Karooooo Logistics [Member]
Schedule of Segment Information Provided to the Group CEO [Line Items]
Subscription revenue	13,079		12,783		12,989
Other revenue		[1]		[1]
Delivery service	527,199		407,565		304,040
Segment revenue	540,278		420,348		317,029
Segment operating profit/ (loss)	44,833		39,353		26,096
Depreciation and amortization	2,641		3,419		2,337
Capital expenditure	R 1,719		1,593		3,672
February 28, 2025
Vehicle sales

[1]	Information about other revenue is disclosed in Note 19.